EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2022
EXPENSES BY NATURE
Schedule of expenses classified by nature

	2022	2021	2020
Depreciation and amortization	(2,866,699)	(2,658,561)	(2,499,104)
Labor expenses	(7,367,601)	(7,249,811)	(5,867,265)
Raw material and consumption material	(48,606,561)	(43,720,989)	(26,945,440)
Freight	(4,820,294)	(3,898,360)	(2,572,293)
Other expenses/income, net	(2,151,429)	(1,585,863)	(476,818)
Eletrobras compulsory loan recovery	—	1,391,280	—
Results in operations with subsidiary and joint ventures	—	(162,913)	—
Impairment of non-financial assets	—	—	(411,925)
	(65,812,584)	(57,885,217)	(38,772,845)
Classified as:
Cost of sales	(63,661,156)	(57,527,721)	(37,884,102)
Selling expenses	(733,026)	(715,830)	(512,950)
General and administrative expenses	(1,454,592)	(1,390,121)	(1,017,435)
Other operating income	246,313	979,760	1,763,684
Other operating expenses	(210,042)	(460,029)	(645,985)
Eletrobras compulsory loan recovery	—	1,391,280	—
Results in operations with subsidiary and joint ventures	—	(162,913)	—
Impairment of financial assets	(81)	357	(64,132)
Impairment of non-financial assets	—	—	(411,925)
	(65,812,584)	(57,885,217)	(38,772,845)